Note 9 - Related Party Balance (Tables)	12 Months Ended
Jun. 30, 2025
Notes Tables
Schedule of Related Party Transactions [Table Text Block]
	As of June 30,
	2024	2025
	US$	US$

Hywin Enterprise Management Consulting (Shanghai) Co., Ltd.* (“Hywin Enterprise”)	9,518	-
Total due to related party	9,518	-